Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31,	January 31,
	2020	2019
Trade receivables	37,121	33,350
Less: Allowance for doubtful accounts	(2,003)	(1,857)
	35,118	31,493